Non-performing Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 327,443.9	$ 3,929.0	₨ 200,708.8
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	68,976.4	827.7	34,684.8
Real Estate & Property Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	65,195.3	782.3
Agri Production—Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	30,493.3	365.9	28,222.2
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans			15,044.4
Agri Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans			13,426.1
Road Transportion
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans			11,505.0
Consumer services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans			10,031.1
Others (none greater than 5% of non-performing loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 162,778.9	$ 1,953.1	₨ 87,795.2